Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Gross sales	R$ 13,721,877	R$ 13,931,964
Returns and cancellations	(20,297)	(36,433)
Discounts and rebates	(2,208,178)	(1,812,315)
Total	11,493,402	12,083,216
Taxes on sales	(524,986)	(530,295)
Net sales	R$ 10,968,416	R$ 11,552,921